Summary of Significant Accounting Policies - Schedule of Useful Lives of Intangible Assets (Details)	Dec. 31, 2023
Software [Member]
Schedule of Useful Lives of Intangible Assets [Line Items]
Intangible Assets ,Useful Life	2 years
Trademark [Member]
Schedule of Useful Lives of Intangible Assets [Line Items]
Intangible Assets ,Useful Life	10 years